SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Debt outstanding	$ 49,591	$ 87,168
Events after reporting period [Member] | Term Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Prepayments toward term facility	15,000
Debt outstanding	$ 35,000